John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 97.6%		$67,265,510
(Cost $65,860,532)
Canada 8.1%		5,579,072
BCE, Inc.	19,800	839,845
Fortis, Inc.	12,100	489,394
Great-West Lifeco, Inc.	19,055	435,117
Nutrien, Ltd.	23,900	1,175,163
Restaurant Brands International, Inc.	9,336	538,687
Rogers Communications, Inc., Class B	9,000	406,170
Royal Bank of Canada	11,300	914,604
TELUS Corp.	37,800	780,092
France 5.3%		3,646,057
AXA SA	20,989	464,998
Cie Generale des Etablissements Michelin SCA	2,800	385,861
Danone SA	5,746	382,101
Orange SA	49,093	576,176
Sanofi	9,000	846,434
TOTAL SE	23,500	990,487
Germany 7.5%		5,177,912
Allianz SE	5,153	1,164,624
BASF SE	10,700	826,962
Bayer AG	6,007	363,561
Deutsche Post AG	15,600	770,563
Deutsche Telekom AG	28,190	501,290
Muenchener Rueckversicherungs-Gesellschaft AG	3,500	928,053
Siemens AG	4,020	622,859
Ireland 0.5%		356,256
Medtronic PLC	3,200	356,256
Italy 3.4%		2,351,665
Assicurazioni Generali SpA	31,600	539,311
Snam SpA	233,600	1,224,930
Terna Rete Elettrica Nazionale SpA	81,000	587,424
Japan 2.4%		1,613,612
Takeda Pharmaceutical Company, Ltd.	29,400	1,033,986
Tokio Marine Holdings, Inc.	11,800	579,626
Norway 0.5%		373,274
Orkla ASA	38,400	373,274
Singapore 0.6%		421,226
Singapore Exchange, Ltd.	56,700	421,226
South Korea 2.6%		1,811,428
Hyundai Glovis Company, Ltd.	3,100	525,704
Samsung Electronics Company, Ltd., GDR (A)	700	1,285,724
Switzerland 2.7%		1,871,430
Nestle SA	4,800	538,064
Novartis AG	7,103	643,142
Roche Holding AG	2,000	690,224
Taiwan 2.3%		1,555,456
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (B)	12,800	1,555,456
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom 6.9%		$4,776,595
AstraZeneca PLC, ADR (B)	9,531	482,269
BAE Systems PLC	107,800	680,188
British American Tobacco PLC	19,900	723,123
British American Tobacco PLC, ADR (B)	6,700	244,885
Coca-Cola European Partners PLC (B)	8,900	413,583
GlaxoSmithKline PLC	42,200	783,709
National Grid PLC	45,250	525,610
Unilever PLC	15,848	923,228
United States 54.8%		37,731,527
AbbVie, Inc. (B)	11,100	1,137,528
Altria Group, Inc. (B)	24,200	994,136
Ameren Corp. (B)	7,600	552,672
American Electric Power Company, Inc. (B)	6,900	558,279
Amgen, Inc.	2,400	579,432
Analog Devices, Inc.	5,500	810,315
Apple, Inc. (B)	5,600	738,976
AT&T, Inc. (B)	28,000	801,640
BlackRock, Inc. (B)	800	561,008
Broadcom, Inc. (B)	1,845	831,173
Chevron Corp.	6,400	545,280
Cisco Systems, Inc. (B)	20,400	909,432
CME Group, Inc.	1,300	236,262
Dominion Energy, Inc. (B)	10,000	728,900
Dow, Inc. (B)	12,000	622,800
Duke Energy Corp. (B)	5,700	535,800
Eaton Corp. PLC (B)	7,861	925,240
Emerson Electric Company (B)	5,800	460,230
Entergy Corp. (B)	6,684	637,186
Evergy, Inc.	6,600	354,618
Hanesbrands, Inc. (B)	25,582	391,149
Hasbro, Inc.	10,651	999,277
IBM Corp. (B)	8,600	1,024,346
Intel Corp. (B)	9,131	506,862
Johnson & Johnson (B)	4,000	652,520
JPMorgan Chase & Co.	4,608	592,911
Kimberly-Clark Corp. (B)	5,400	713,340
KLA Corp. (B)	3,958	1,108,517
Las Vegas Sands Corp. (B)	7,300	351,057
Lazard, Ltd., Class A	11,700	482,040
Leggett & Platt, Inc.	10,700	438,700
Lockheed Martin Corp. (B)	1,400	450,548
LyondellBasell Industries NV, Class A (B)	6,000	514,560
McDonald's Corp. (B)	2,100	436,464
Merck & Company, Inc. (B)	10,900	840,063
MetLife, Inc. (B)	17,834	858,707
Microsoft Corp. (B)	5,300	1,229,388
MSC Industrial Direct Company, Inc., Class A	6,400	496,448
Omnicom Group, Inc.	7,087	442,087
PepsiCo, Inc. (B)	4,000	546,280
Pfizer, Inc. (B)	38,100	1,367,790
Philip Morris International, Inc. (B)	13,200	1,051,380
Phillips 66	7,222	489,652
T. Rowe Price Group, Inc.	2,583	404,188
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Target Corp.	2,300	$416,691
Texas Instruments, Inc. (B)	11,900	1,971,709
The Coca-Cola Company (B)	10,400	500,760
The Home Depot, Inc.	2,000	541,640
The PNC Financial Services Group, Inc.	2,900	416,208
The Procter & Gamble Company (B)	2,700	346,167
Truist Financial Corp. (B)	10,900	522,982
United Parcel Service, Inc., Class B (B)	2,500	387,500
Vail Resorts, Inc.	1,468	390,429
Verizon Communications, Inc. (B)	22,300	1,220,925
Watsco, Inc. (B)	2,600	620,074
WEC Energy Group, Inc. (B)	5,481	487,261

	Yield (%)	Shares	Value
Short-term investments 1.8%			$1,246,668
(Cost $1,246,668)
Short-term funds 1.1%			784,668
State Street Institutional Treasury Money Market Fund, Premier Class	0.0100(C)	784,668	784,668

	Par value^	Value
Repurchase agreement 0.7%		462,000

Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $462,000 on 2-1-21, collateralized by $453,100 U.S Treasury Notes, 2.125% due 12-31-22 (valued at $471,252)	462,000	462,000

Total investments (Cost $67,107,200) 99.4%	$68,512,178
Other assets and liabilities, net 0.6%	390,088
Total net assets 100.0%	$68,902,266

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-21 was $23,270,175.
(C)	The rate shown is the annualized seven-day yield as of 1-31-21.
The fund had the following sector composition as a percentage of net assets on 1-31-21:
Information technology	17.5%
Health care	14.1%
Financials	13.9%
Consumer staples	11.1%
Utilities	9.7%
Industrials	8.6%
Communication services	8.1%
Consumer discretionary	7.2%
Materials	4.5%
Energy	2.9%
Short-term investments and other	2.4%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Exchange-traded	Dow Jones Industrial Average Index	USD	335.00	Mar 2021	280	28,000	$20,500	$(9,800)
Exchange-traded	S&P 500 Index	USD	3,890.00	Feb 2021	5	500	18,096	(850)
Exchange-traded	S&P 500 Index	USD	3,840.00	Feb 2021	5	500	19,046	(8,375)
Exchange-traded	S&P 500 Index	USD	3,940.00	Feb 2021	6	600	9,729	(3,360)
Exchange-traded	S&P 500 Index	USD	3,790.00	Feb 2021	24	2,400	172,032	(115,080)
Exchange-traded	S&P 500 Index	USD	3,915.00	Feb 2021	4	400	12,277	(3,300)
Exchange-traded	S&P 500 Index	USD	4,000.00	Feb 2021	9	900	13,223	(4,185)
Exchange-traded	S&P 500 Index	USD	3,820.00	Feb 2021	5	500	22,346	(22,346)
							$287,249	$(167,296)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$5,579,072	$5,579,072	—	—
France	3,646,057	—	$3,646,057	—
Germany	5,177,912	—	5,177,912	—
Ireland	356,256	356,256	—	—
Italy	2,351,665	—	2,351,665	—
Japan	1,613,612	—	1,613,612	—
Norway	373,274	—	373,274	—
Singapore	421,226	—	421,226	—
South Korea	1,811,428	—	1,811,428	—
Switzerland	1,871,430	—	1,871,430	—
Taiwan	1,555,456	1,555,456	—	—
United Kingdom	4,776,595	1,140,737	3,635,858	—
United States	37,731,527	37,731,527	—	—
Short-term investments	1,246,668	784,668	462,000	—
Total investments in securities	$68,512,178	$47,147,716	$21,364,462	—
6	|

	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Derivatives:
Liabilities
Written options	$(167,296)	$(167,296)	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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